Stock-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 43	$ 43	$ 71
2017 Incentive Plan [Member] | Restricted stock units and awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	13,000,000
Caesars Acquisition Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Under Plan	0	1,002,500
Caesars Acquisition Company [Member] | Restricted stock units and awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units Outstanding Under Plan	0	493,061
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 5	$ 4	4
Caesars Acquisition Company [Member] | CAC Equity-Based Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		2	12
Parent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 43	$ 232	102
Options Outstanding Under Plan	9,227,890	9,820,168
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 167
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years 5 months
Parent [Member] | Restricted stock units and awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 29	$ 23	$ 8
Restricted Stock Units Outstanding Under Plan	17,274,659	8,447,922
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 153
Parent [Member] | Two Thousands One Two Incentive Plan [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Closing Price Per Share	$ 35.00
Parent [Member] | Two Thousands One Two Incentive Plan [Member] | Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Under Plan	9,000,000
Parent [Member] | Two Thousands One Two Incentive Plan [Member] | Restricted stock units and awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units Outstanding Under Plan	5,000,000
Parent [Member] | 2017 Incentive Plan [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 1
Employee Stock Options Exercise Price	$ 9.45
Parent [Member] | 2017 Incentive Plan [Member] | Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	24,838,042